Financial assets and liabilities, other - Financial assets, other (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Financial assets, other
Financial assets	$ 84.1	$ 125.6
Current portion	(16.3)	(64.7)	$ (47.4)
Non-current portion	67.8	60.9	$ 55.1
Restricted cash
Financial assets, other
Financial assets	23.0	25.2
Current portion	(5.7)	(8.6)
Non-current portion	17.3	16.6
Long-term investments
Financial assets, other
Financial assets	27.5	24.4
Non-current portion	27.4	24.4
Short-term investments
Financial assets, other
Financial assets	0.8	5.8
Notes receivable
Financial assets, other
Financial assets	20.3	52.4
Derivative financial instruments
Financial assets, other
Financial assets	12.5	17.8
Current portion	(9.6)	(11.8)
Non-current portion	$ 2.9	$ 5.9